UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2009
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      GARNET EQUITY CAPITAL HOLDINGS, INC.

Address:   825 Third Avenue, 40th Floor
           New York, NY 10022


Form 13F File Number: 28-12687


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Joseph A. Cohen
Title:  President
Phone:  (212) 755-7577

Signature,  Place,  and  Date  of  Signing:

/s/ Joseph A. Cohen                New York, NY                       2/9/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              37

Form 13F Information Table Value Total:  $      132,472
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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                                                  FORM 13F INFORMATION TABLE

         COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
--------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                      VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
      NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
--------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
BED BATH & BEYOND INC       COM            075896100    3,089   80,000 SH       SOLE                 80,000      0    0
BEST BUY INC                COM            086516101    3,571   90,500 SH       SOLE                 90,500      0    0
BRIGGS & STRATTON CORP      COM            109043109    2,807  150,000 SH       SOLE                150,000      0    0
C H ROBINSON WORLDWIDE INC  COM NEW        12541W209    4,111   70,000 SH       SOLE                 70,000      0    0
CAMPBELL SOUP CO            COM            134429109    2,366   70,000 SH       SOLE                 70,000      0    0
CHEVRON CORP NEW            COM            166764100    3,080   40,000 SH       SOLE                 40,000      0    0
COLGATE PALMOLIVE CO        COM            194162103    4,929   60,000 SH       SOLE                 60,000      0    0
COWEN GROUP INC NEW         CL A           223622101      817  138,000 SH       SOLE                138,000      0    0
DEERE & CO                  COM            244199105    3,245   60,000 SH       SOLE                 60,000      0    0
ENERGY TRANSFER EQUITY LP   COM UT LTD PTN 29273V100    1,376   45,000 SH       SOLE                 45,000      0    0
ENPRO INDS INC              COM            29355X107    2,641  100,000 SH       SOLE                100,000      0    0
EXPEDITORS INTL WASH INC    COM            302130109    2,086   60,000 SH       SOLE                 60,000      0    0
EXXON MOBIL CORP            COM            30231G102    2,387   35,000 SH       SOLE                 35,000      0    0
HHGREGG INC                 COM            42833L108    1,652   75,000 SH       SOLE                 75,000      0    0
HOME DEPOT INC              COM            437076102    1,157   40,000 SH       SOLE                 40,000      0    0
ISHARES TR                  HIGH YLD CORP  464288513    1,318   15,000 SH       SOLE                 15,000      0    0
ISHARES TR INDEX            IBOXX INV CPBD 464287242    2,083   20,000 SH       SOLE                 20,000      0    0
KELLOGG CO                  COM            487836108    4,522   85,000 SH       SOLE                 85,000      0    0
KORN FERRY INTL             COM            500643200    2,475  150,000 SH       SOLE                150,000      0    0
LOWES COS INC               COM            548661107    1,871   80,000 SH       SOLE                 80,000      0    0
MCDONALDS CORP              COM            580135101    1,879   30,100 SH       SOLE                 30,100      0    0
MONSTER WORLDWIDE INC       COM            611742107    1,305   75,000 SH       SOLE                 75,000      0    0
NAVISTAR INTL CORP NEW      COM            63934E108    1,160   30,000 SH       SOLE                 30,000      0    0
NUSTAR GP HOLDINGS LLC      UNIT RESTG LLC 67059L102    1,750   65,000 SH       SOLE                 65,000      0    0
PACCAR INC                  COM            693718108    2,459   67,800 SH       SOLE                 67,800      0    0
PEPSICO INC                 COM            713448108    3,040   50,000 SH       SOLE                 50,000      0    0
PHILIP MORRIS INTL INC      COM            718172109    2,169   45,000 SH       SOLE                 45,000      0    0
POWERSHS DB MULTI SECT COMM DB AGRICULT FD 73936B408      793   30,000 SH       SOLE                 30,000      0    0
POWERSHARES ETF TRUST       WATER RESOURCE 73935X575    1,762  104,500 SH       SOLE                104,500      0    0
RESOURCES CONNECTION INC    COM            76122Q105    1,273   60,000 SH       SOLE                 60,000      0    0
SELECT SECTOR SPDR TR       SBI INT-INDS   81369Y704      695   25,000 SH       SOLE                 25,000      0    0
SPDR GOLD TRUST             GOLD SHS       78463V107    5,902   55,000 SH       SOLE                 55,000      0    0
SPDR SERIES TRUST           BRCLYS YLD ETF 78464A417    1,552   40,000 SH       SOLE                 40,000      0    0
SPDR TR                     UNIT SER 1     78462F103   50,148  450,000 SH       SOLE                450,000      0    0
SPHERION CORP               COM            848420105    1,405  250,000 SH       SOLE                250,000      0    0
UNITED PARCEL SVC INC       CL B           911312106    1,721   30,000 SH       SOLE                 30,000      0    0
WENDYS ARBYS GROUP INC      COM            950587105    1,876  400,000 SH       SOLE                400,000      0    0
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